[LETTERHEAD OF CLIFFORD CHANCE US LLP]

April 9, 2013

VIA EDGAR

Securities and Exchange Commission

101 F Street

Washington, D.C.  20549

Re:                             The Thai Capital Fund, Inc.   (File No. 811-06062)

Ladies and Gentlemen:

On behalf of The Thai Capital Fund, Inc. (the “Fund”), we transmit for filing under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each as amended, a preliminary copy of the following documents:

(i)                                     notice of meeting, proxy statement and form of proxy relating to a special meeting of stockholders of the Fund; and

(ii)                                  Schedule 14A.

If you have any questions concerning the foregoing, please contact Adithya R. Attawar at (212) 878-3324.

Kind Regards,

/s/ Adithya R. Attawar
Adithya R. Attawar